Securities (Details 1) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	$ 331,119	$ 312,241
Available-for-sale Securities, Gross Unrealized Gains	5,712	6,102
Available-for-sale Securities, Gross Unrealized Losses	2,047	2,025
Available-for-sale securities, fair value	334,784	316,318
Held-to-maturity Securities, Amortized Cost	16	18
Held-to-maturity Securities, Gross unrealized gains	1	2
Held-to-maturity Securities, Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	17	20
Equity Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	3,071	1,894
Available-for-sale Securities, Gross Unrealized Gains	174	163
Available-for-sale Securities, Gross Unrealized Losses	0	6
Available-for-sale securities, fair value	3,245	2,051
Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	328,048	310,347
Available-for-sale Securities, Gross Unrealized Gains	5,538	5,939
Available-for-sale Securities, Gross Unrealized Losses	2,047	2,019
Available-for-sale securities, fair value	331,539	314,267
Mortgage-backed securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	179,393	171,795
Available-for-sale Securities, Gross Unrealized Gains	3,626	4,032
Available-for-sale Securities, Gross Unrealized Losses	943	973
Available-for-sale securities, fair value	182,076	174,854
US Government Corporations and Agencies Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	119,503	117,364
Available-for-sale Securities, Gross Unrealized Gains	2,762	3,159
Available-for-sale Securities, Gross Unrealized Losses	411	297
Available-for-sale securities, fair value	121,854	120,226
Commercial and other [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	4,584	5,169
Available-for-sale Securities, Gross Unrealized Gains	417	502
Available-for-sale Securities, Gross Unrealized Losses	18	17
Available-for-sale securities, fair value	4,983	5,654
Prime and Alt A [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	2,360	2,173
Available-for-sale Securities, Gross Unrealized Gains	75	81
Available-for-sale Securities, Gross Unrealized Losses	173	250
Available-for-sale securities, fair value	2,262	2,004
Non U S [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	52,946	47,089
Available-for-sale Securities, Gross Unrealized Gains	372	290
Available-for-sale Securities, Gross Unrealized Losses	341	409
Available-for-sale securities, fair value	52,977	46,970
U.S. Treasury and government agencies [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	7,002	11,258
Available-for-sale Securities, Gross Unrealized Gains	88	118
Available-for-sale Securities, Gross Unrealized Losses	35	28
Available-for-sale securities, fair value	7,055	11,348
Obligations of U.S. states and municipalities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	11,688	11,732
Available-for-sale Securities, Gross Unrealized Gains	164	165
Available-for-sale Securities, Gross Unrealized Losses	414	338
Available-for-sale securities, fair value	11,438	11,559
Certificates of Deposit [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	3,486	3,648
Available-for-sale Securities, Gross Unrealized Gains	3	1
Available-for-sale Securities, Gross Unrealized Losses	0	2
Available-for-sale securities, fair value	3,489	3,647
Non-U.S. government debt securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	33,194	20,614
Available-for-sale Securities, Gross Unrealized Gains	164	191
Available-for-sale Securities, Gross Unrealized Losses	108	28
Available-for-sale securities, fair value	33,250	20,777
Corporate Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	63,455	61,718
Available-for-sale Securities, Gross Unrealized Gains	446	495
Available-for-sale Securities, Gross Unrealized Losses	361	419
Available-for-sale securities, fair value	63,540	61,794
Credit card receivables, Asset Backed Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	6,085	7,278
Available-for-sale Securities, Gross Unrealized Gains	331	335
Available-for-sale Securities, Gross Unrealized Losses	0	5
Available-for-sale securities, fair value	6,416	7,608
Collateralized debt obligations, Asset Backed Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	14,459	13,336
Available-for-sale Securities, Gross Unrealized Gains	581	472
Available-for-sale Securities, Gross Unrealized Losses	172	210
Available-for-sale securities, fair value	14,868	13,598
Other, Debt Securities [Member]
Amortized costs and estimated fair values [Abstract]
Available-for-sale Securities, Amortized Cost	9,286	8,968
Available-for-sale Securities, Gross Unrealized Gains	135	130
Available-for-sale Securities, Gross Unrealized Losses	14	16
Available-for-sale securities, fair value	$ 9,407	$ 9,082